Income and expenses - Raw materials and energy consumption for production (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income and expenses
Purchases of raw materials, supplies and goods	$ 732,661,000	$ 793,014,000	$ 581,991,000
Change In Inventories	83,033,000	(163,430,000)	(74,361,000)
Energy	(28,651,000)	324,218,000	351,083,000
Others	78,556,000	301,419,000	325,088,000
Write-down of raw materials	2,192,000	12,342,000
Write-down of finished goods	11,495,000	17,523,000	1,095,000
Total cost	879,286,000	$ 1,285,086,000	$ 1,184,896,000
Energy costs offset	$ 186,211